Land use right net (Tables) - ZHEJIANG TIANLAN	12 Months Ended
Dec. 31, 2022
Schedule of land use right
	December 31,
	2022	2021
	RMB’000	RMB’000
Gross carrying amount

Land use right	7,361	7,361
Less: Accumulated amortization	(2,511)	(2,364)

Net carrying amount	4,850	4,997

Amortization expense
	Year ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000

Amortization expense	150	150	159
Future amortization expense
RMB’000

2023	150
2024	150
2025	150
2026	150
2027	150
Thereafter	4,100

Total	4,850